Annual Fund Operating Expenses - Innovator International Developed Power Buffer ETF - February - Innovator International Developed Power Buffer ETF - February	Oct. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%